OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Advertising Agencies - 1.3%
Omnicom Group, Inc.	96,000	$7,150,080

Aerospace & Defense - 2.8%
L3Harris Technologies, Inc.	47,000	8,183,640
Raytheon Technologies Corporation	95,000	6,837,150
		15,020,790
Air Delivery & Freight Services - 2.2%
FedEx Corporation	17,500	4,636,100
United Parcel Service, Inc. - Class B	48,000	7,481,760
		12,117,860
Airlines - 2.6%
Delta Air Lines, Inc.	221,000	8,177,000
Southwest Airlines Company	227,000	6,144,890
		14,321,890
Auto Manufacturers - 1.5%
General Motors Company	253,000	8,341,410

Automobiles - 0.6%
Winnebago Industries, Inc. (a)	52,470	3,119,341

Building Products - 0.8%
Carrier Global Corporation (a)	81,808	4,515,802

Capital Markets - 1.4%
Goldman Sachs Group, Inc.	23,000	7,442,110

Chemicals - 4.3%
Corteva, Inc.	184,000	9,413,440
Eastman Chemical Company	55,000	4,219,600
International Flavors & Fragrances, Inc.	142,000	9,680,140
		23,313,180
Commercial Banks - 6.4%
Citizens Financial Group, Inc.	258,300	6,922,440
Fifth Third Bancorp	297,000	7,523,010
Prosperity Bancshares, Inc.	76,100	4,153,538
U.S. Bancorp (a)	252,000	8,331,120
Wells Fargo & Company	190,000	7,763,400
		34,693,508
Commercial Services - 1.1%
Moody’s Corporation	9,000	2,845,530
S&P Global, Inc.	8,500	3,105,985
		5,951,515
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	218,500	8,742,185
Korn Ferry	126,832	6,016,910
		14,759,095
Communications Equipment - 1.7%
Cisco Systems, Inc.	169,000	9,085,440

Computers - 0.5%
Apple, Inc.	17,000	2,910,570

Consumer Finance - 3.8%
American Express Company	39,000	5,818,410
Equifax, Inc. (a)	31,000	5,678,580
MasterCard, Inc. - Class A	10,000	3,959,100
Visa, Inc. - Class A (a)	21,000	4,830,210
		20,286,300
Consumer Staples Distribution & Retail - 1.3%
Target Corp.	62,000	6,855,340

Containers & Packaging - 1.2%
WestRock Company	173,500	6,211,300

Distributors - 1.3%
LKQ Corporation	138,000	6,832,380

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. - Class B (b)	17,000	5,955,100
Invesco Ltd. (c)	438,800	6,371,376
		12,326,476
E-Commerce - 1.6%
eBay, Inc.	198,000	8,729,820

Electronics - 1.6%
Sensata Technologies Holding PLC (c)	229,350	8,674,017

Energy Equipment & Services - 1.5%
Schlumberger Ltd. (c)	135,000	7,870,500

Entertainment - 1.7%
Warner Bros Discovery, Inc. (a)(b)	849,000	9,220,140

Food & Drug Retailers - 2.0%
CVS Health Corporation	155,000	10,822,100

Food Products - 0.6%
Hormel Foods Corporation	84,000	3,194,520

Health Care Equipment & Supplies - 6.3%
Baxter International, Inc.	222,000	8,378,280
Becton, Dickinson and Company	27,000	6,980,310
Hologic, Inc. (b)	90,000	6,246,000
Medtronic PLC (c)	100,000	7,836,000
Zimmer Biomet Holdings, Inc.	43,000	4,825,460
		34,266,050
Health Care Providers & Services - 3.3%
Quest Diagnostics Inc.	68,000	8,286,480
UnitedHealth Group, Inc.	13,500	6,806,565
Universal Health Services, Inc. - Class B	21,000	2,640,330
		17,733,375
Hotels, Restaurants & Leisure - 1.0%
Denny’s Corporation (b)	652,000	5,522,440

Household Durables - 1.3%
Mohawk Industries, Inc. (b)	80,409	6,899,896

Household Products - 2.3%
Kimberly-Clark Corporation	46,000	5,559,100
Reynolds Consumer Products, Inc.	261,500	6,702,245
		12,261,345
Industrial Equipment Wholesale - 0.7%
WESCO International, Inc.	27,300	3,926,286

Insurance - 3.1%
Marsh & McLennan Companies, Inc.	16,000	3,044,800
Travelers Companies, Inc.	41,000	6,695,710
Willis Towers Watson PLC (c)	32,500	6,791,200
		16,531,710
Interactive Media & Services - 0.9%
Meta Platforms, Inc. - Class A (b)	15,500	4,653,255

Internet Software & Services - 1.3%
Alphabet, Inc. - Class C (b)	55,000	7,251,750

IT Services - 2.6%
Fidelity National Information Services, Inc.	102,000	5,637,540
SS&C Technologies Holdings, Inc.	158,000	8,301,320
		13,938,860
Machinery - 5.1%
Cummins, Inc.	32,000	7,310,720
Deere & Company	18,500	6,981,530
Dover Corporation	31,000	4,324,810
Fortive Corp.	49,059	3,638,215
Stanley Black & Decker, Inc. (a)	66,000	5,516,280
		27,771,555
Materials - 0.9%
Axalta Coating Systems Ltd. (b)(c)	188,000	5,057,200

Media - 3.3%
Comcast Corporation - Class A	150,000	6,651,000
Walt Disney Company (b)	139,000	11,265,950
		17,916,950
Pharmaceuticals - 2.9%
Avantor, Inc. (b)	306,000	6,450,480
Johnson & Johnson	60,000	9,345,000
		15,795,480
Real Estate Management & Development - 2.4%
CBRE Group, Inc. - Class A (b)	92,000	6,795,120
Jones Lang LaSalle, Inc. (b)	42,000	5,929,560
		12,724,680
Restaurants - 2.8%
Cracker Barrel Old Country Store, Inc. (a)	84,400	5,671,680
Dine Brands Global, Inc. (a)	139,000	6,873,550
McDonald’s Corporation	10,000	2,634,400
		15,179,630
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corporation	119,000	4,230,450
Kulicke and Soffa Industries, Inc. (a)	150,000	7,294,500
Texas Instruments, Inc.	26,500	4,213,765
		15,738,715
Software - 0.8%
Microsoft Corporation	13,000	4,104,750

Telecommunications - 1.3%
Corning, Inc.	234,000	7,129,980

TOTAL COMMON STOCKS (Cost $488,699,938)		508,169,391

SHORT-TERM INVESTMENT - 5.9%
Money Market Deposit Account - 5.9%
U.S. Bank N.A., 5.20% (d)
Total Money Market Deposit Account	32,000,009	32,000,009
TOTAL SHORT-TERM INVESTMENT (Cost $32,000,009)		32,000,009

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.1%
Investment Company - 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)
Total Investment Company	27,356,514	27,356,514
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $27,356,514)		27,356,514

TOTAL INVESTMENTS - 105.0%
(Cost $548,056,461)		567,525,914
OTHER ASSETS & LIABILITIES, NET - (5.0)%		(27,122,781)
TOTAL NET ASSETS - 100.0%		$540,403,133

PLC- Public Limited Company
(a)	All or a portion of this security was out on loan at September 30, 2023. Total loaned securities had a value of $26,817,353 at September 30, 2023.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2023.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of September 30, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2023:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$508,169,391	$-	$-	$508,169,391
Short-Term Investment	-	32,000,009	-	-	32,000,009
Investment Purchased with the Cash Proceeds From Securities Lending*	27,356,514	-	-	-	27,356,514
Total Investments in Securities	$27,356,514	$540,169,400	$-	$-	$567,525,914

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.